Investment Securities (Gross Realized Gain Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total	$ (206)	$ (552)	$ (33)
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	6,434	19,108	12,647
Net pre-tax gains (loss) on trading securities	10	48	22
Subsidiaries [Member]
Schedule of Available-for-sale Securities [Line Items]
Gains	3	1	0
Losses, including impairments	(218)	(20)	(1)
Total	(215)	(19)	(1)
Subsidiaries GECC [Member]
Schedule of Available-for-sale Securities [Line Items]
Gains	122	188	174
Losses, including impairments	(113)	(721)	(206)
Total	$ 9	$ (533)	$ (32)